REALIZED AND UNREALIZED LOSS (GAIN) ON INVESTMENTS AND ASSETS HELD FOR SALE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019
REALIZED AND UNREALIZED LOSS (GAIN) ON INVESTMENTS AND ASSETS HELD FOR SALE
Loss (Gain) on Assets Held for Sale	$ 1,960,871	$ (3,000)	$ (10,454,608)	$ 0
Gain on Changes in Fair Value of Investments	0	(5,031,158)	0	(16,514,480)
Total Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale	$ 1,960,871	$ (5,034,158)	$ (10,454,608)	$ (16,514,480)